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            IMPORTANT NOTICE REGARDING A CHANGE IN INVESTMENT POLICY

                         ING Prime Rate Trust ("Trust")
                        Supplement dated December 7, 2005
                    to the 5,000,000 Common Shares Prospectus
                   and the 25,000,000 Common Shares Prospectus
                             each dated July 1, 2005

     Effective March 1, 2006, the Trust's principal investment strategies will change to allow the Trust to invest in a wider variety of floating rate debt instruments, including allocations to loans to foreign issuers and loans denominated in foreign currencies. The Trust will engage in currency exchange transactions to seek to hedge, as closely as practicable, 100% of the economic impact to the Trust arising from foreign currency fluctuations. Under the revised policy, the Trust will continue to invest, under normal circumstances, at least 80% of its assets in Senior Loans made to corporations or other business entities organized under U.S. or Canadian law and that are domiciled in the U.S., Canada or in U.S. territories or possessions.

     The Prospectuses are hereby amended as follows:

1. The section entitled "Prospectus Synopsis - Principal Investment Strategies" on page 2 is deleted in its entirety and replaced with the following:

     The Trust seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans ("Senior Loans"). The Trust will provide shareholders with at least 60 days prior notice of any change in this investment policy. Under normal circumstances, the Trust invests at least 80% of its assets in Senior Loans made to corporations or other business entities organized under U.S. or Canadian law and that are domiciled in the U.S., Canada or in U.S. territories or possessions.

     The Senior Loans in which the Trust invests either hold the most senior position in the capital structure of the borrower or hold an equal ranking with other senior debt or have characteristics that the Investment Manager or Sub-Adviser believes justify treatment as senior debt. These Senior Loans are typically below investment grade quality.

     The Trust typically makes its investments in Senior Loans by purchasing a portion of the overall loan, I.E., the Trust becomes one of a number of lenders participating in the loan. The Trust may also make its investments in Senior Loans through the use of derivative instruments such as participations, credit-linked notes, credit default swaps, and total return swaps as long as the reference obligation for any such instrument is a Senior Loan. Investments through the use of such derivative instruments involve counter-party risk, I.E., the risk that the party from which such instrument is purchased will not perform as agreed. The Trust seeks to minimize such counter-party risk by purchasing such investments from large, well established and highly rated counter-parties.

2. The sixth paragraph of the section entitled "Prospectus Synopsis - Other Investment Strategies and Policies" on page 3 is hereby deleted and replaced with the following:

        The Trust may invest up to 20% of its total assets in U.S. dollar denominated loans, secured or unsecured, to borrowers that are organized or located in countries outside the United States and Canada or U.S. territories and possessions and up to 15% of its total assets in investments denominated in the Organization for Economic Co-operation and Development ("OECD") currencies (including the Euro), other than the U.S. dollar.

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3. The section entitled "Investment Objective and Policies - Senior Loans" on
   page 11 of the Prospectuses is hereby deleted in its entirety and replace with the following:

     1. SENIOR LOANS. Under normal circumstances, at least 80% of the Trust's net assets, plus the amount of any borrowings for investment purposes, will be invested in Senior Loans. This investment policy may be changed without shareholder approval so long as the Trust provides its shareholders with at least 60 days' prior notice of any changes in this investment policy. Under normal circumstances, the Trust invests at least 80% of its assets in Senior Loans made to corporations or other business entities organized under U.S. or Canadian law and that are domiciled in the U.S., Canada or in U.S. territories or possessions.

          The Senior Loans in which the Trust invests either hold the most senior position in the capital structure of the borrower or hold an equal ranking with other senior debt or have characteristics that the Investment Manager or Sub-Adviser believes justify treatment as senior debt. These Senior Loans are typically below investment grade credit quality. The Trust typically makes its investments in Senior Loans by purchasing a portion of the overall loan, I.E., the Trust becomes one of a number of lenders participating in the loan. The Trust may also make its investments in Senior Loans through the use of derivative instruments such as participations, credit-linked notes, credit default swaps and total return swaps as long as the reference obligation for any such instrument is a Senior Loan. Investments through the use of such derivative instruments involve counter-party risk, I.E., the risk that the party from which such instrument is purchased will not perform as agreed. The Trust seeks to minimize such counter-party risk by purchasing such investments only from large, well established and highly rated counter-parties.

4. The section entitled "Investment Objective and Policies - Other Investments" on page 11 is hereby deleted in its entirety and replaced with the following:

     2. OTHER INVESTMENTS. Under normal circumstances, the Trust may invest up to 20% of its total assets, measured at the time of investment, in a combination of one or more of the following types of investments ("Other Investments"):

          -   loans to borrowers organized outside the U.S. or Canada;

          -   unsecured floating rate loans, notes and other debt instruments;

          -   floating rate subordinated loans;

          - tranches of floating rate asset-backed securities, including structured notes;

          -   short-term debt securities; and

          -   equity securities incidental to investment in loans

5. The following is inserted after the seventh paragraph under the section entitled "Investment Objective and Policies - Investment Objective" on page 11:

     4. OTHER INVESTMENT STRATEGIES. The Trust may lend its portfolio securities, on a short-term or long-term basis, in an amount equal to up to 33 1/3% of its total assets.

6. The section entitled "Investment Objective and Policies - Investment Policies" on pages 11 and 12 is hereby deleted in its entirety and replaced with the following:

     INVESTMENT POLICIES

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     The Investment Manager and Sub-Adviser follow certain investment policies set by the Trust's Board. Some of those policies are set forth below. Please refer to the SAI for additional information on these and other investment policies.

     1. LIMITATIONS ON CURRENCIES. The Trust's investments must be denominated in U.S. dollars, provided that the Trust may invest up to 15% of its total assets in investments denominated in the OECD currencies (including the Euro), other than the U.S. dollar. The Trust will engage in currency exchange transactions to seek to hedge, as closely as practicable, 100% of the economic impact to the Trust arising from foreign currency fluctuations.

     2. MATURITY. Although the Trust has no restrictions on portfolio maturity, under normal circumstances, at least 80% of the Trust's total assets will be invested in assets with remaining maturities of one to ten years. The maximum maturity on any loan in which the Trust can invest is ten years.

     3. INTEREST RATE RESETS. Under normal circumstances, at least 80% of the Trust's total assets will be invested in assets with rates of interest which reset either daily, monthly, or quarterly. The maximum duration of an interest rate reset on any loan investment in which the Trust may invest is one year. In addition, under normal circumstances, the Trust will maintain a dollar-weighted average time until the next interest rate adjustment on its loan investments of 90 days or less.

     4. LIMITATIONS ON OTHER INVESTMENTS. The Trust may also invest up to 20% of its total assets, measured at the time of investment, in Other Investments. The following additional limitations apply to Other
          Investments:

             a. UNSECURED DEBT INSTRUMENTS. The Trust may not invest in unsecured loans, notes and other debt instruments, whether or not senior or subordinated, in an aggregate amount that exceeds 20% of the Trust's total assets, measured at the time of investment.

             b. EQUITIES. The Trust may acquire equity securities only as an incident to the purchase or ownership of a loan or in connection with a reorganization of a borrower or its debt.

             c. SUBORDINATED LOANS. The Trust may not invest in subordinated loans in an amount that exceeds 5% of its total assets, measured at the time of investment.

7. The section entitled "Investment Objective and Policies - Securities Lending" on page 12 is hereby deleted in its entirety.

8. The following is inserted after the first paragraph under the section entitled "Risk Factors and Special Considerations" on page 19:

     INVESTMENT IN NON-U.S. AND NON-CANADIAN ISSUERS
     Subject to the 15% limit on investments in securities denominated in non-U.S. currencies, the Trust may invest up to 20% of its total assets measured at the time of investment in loans and other debt instruments made to borrowers and issuers that are organized or located in countries other than the U.S., Canada or U.S. territories or possessions.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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            IMPORTANT NOTICE REGARDING A CHANGE IN INVESTMENT POLICY

                         ING Prime Rate Trust ("Trust")
                        Supplement dated December 7, 2005
                         to the 5,000,000 Common Shares
                        and the 25,000,000 Common Shares
                   Statement of Additional Information ("SAI")
                             each dated July 1, 2005

     Effective March 1, 2006, the Trust's principal investment strategies will change to allow the Trust to invest in a wider variety of floating rate debt instruments, including allocations to loans of foreign issuers and loans denominated in foreign currencies.

     The SAI is hereby amended as follows:

1. The section entitled "Investment Objective" on page 2 of the SAI is hereby deleted in its entirety and replaced with the following:

     The Trust's investment objective is to obtain as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans ("Senior Loans"). Under normal circumstances, the Trust invests at least 80% of its assets in Senior Loans made to corporations or other business entities organized under U.S. or Canadian law and that are domiciled in the U.S., Canada or in U.S. territories or possessions.

     The Senior Loans in which the Trust invests either hold the most senior position in the capital structure of the borrower or hold an equal ranking with other senior debt or have characteristics that the Investment Manager or Sub-Adviser believes justify treatment as senior debt. These Senior Loans are typically below investment grade credit quality.

     The Trust may invest up to 20% of its total assets in other investments, including unsecured floating rate loans, notes and other debt securities, subordinated loans, tranches of floating rate asset-backed securities, including structured notes, short-term debt instruments, equity securities acquired in connection with investments in loans and other instruments as described under "Additional Information About Investments and Investment Techniques." During periods when, in the opinion of the Trust's Investment Manager or Sub-Adviser, a temporary defensive posture in the market is appropriate, the Trust may hold up to 100% of its assets in cash and/or in short-term debt instruments.

2. The last paragraph in the section entitled "Investment Restrictions" on pages 2 and 3 of the SAI is hereby deleted and replaced with the following:

   The Trust has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in floating rate secured Senior Loans. The Trust has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Trust's future investments will be made in a manner that will bring the Trust into compliance with this policy.

3. The section entitled "Other Investments" on page 6 of the SAI is hereby amended to delete the first sentence and replace it with the following:

   Assets not invested in Senior Loans will generally consist of other instruments, including loans to borrowers organized outside the U.S. or Canada, unsecured floating rate loans, notes and other debt

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   instruments, floating rate subordinated loans up to a maximum of 5% of the
   Trust's total assets, tranches of floating rate asset-backed securities, including structured notes, short-term debt securities, with remaining maturities of 120 days or less (which may have yields tied to the Prime Rate, commercial paper rates, the federal funds rate or LIBOR) and equity securities acquired in connection with investments in loans.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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